Long-term Debt	12 Months Ended
Dec. 31, 2023
Long-term Debt [Abstract]
Long-term Debt
8.

Long-term debt
The

amount of

long-term debt

shown in

the

accompanying consolidated

balance sheets

is

analyzed as
follows:

2023 2022
Senior unsecured bond 119,100 125,000
Secured long-term debt 397,857 405,120
Total long-term

debt
$ 516,957 $ 530,120
Less: Deferred financing costs

(6,314) (7,609)
Long-term debt, net of deferred financing costs $ 510,643 $ 522,511
Less: Current long-term debt, net of deferred financing

costs,
current (49,512) (91,495)
Long-term debt, excluding current maturities $ 461,131 $ 431,016

Senior Unsecured Bond
:

On June 22, 2021
, the

Company issued a

$
125,000

senior unsecured bond

maturing in

June 2026. The
bond ranks ahead of subordinated capital and ranks the

same with all other senior unsecured obligations
of

the

Company

other

than

obligations

which

are

mandatorily

preferred

by

law.

Entities

affiliated

with
executive officers

and directors of

the Company purchased

an aggregate of

$
21,000

principal amount of
the bond.

The bond

bears interest

at a

US Dollar

fixed-rate coupon

of
8.375
% and

is payable

semi-annually
in arrears in June

and December of each

year. The

bond is callable in

whole or in part

in June 2024 at

a
price

equal

to
103.35
%

of

nominal

value;

between

June

2025

to

December

2025

at

a

price

equal

to
101.675
% of nominal value and after December 2025 at a price

equal to
100 % of nominal value. On June

29,

2023,

the

Company repurchased

$
5,900

nominal value

of

the

bond

for

$
5,851
.

In

this

respect, the
Company

recognized

an

amount

of

$
159

as

loss

on

debt

extinguishment,

representing

the

difference
between the

reacquisition price of

$
5,851

and the

net carrying

amount of the

debt being

extinguished of
$ 5,900

less deferred

financing fees

of $
208
. The

bond includes

financial and

other covenants

and is

trading
at Oslo Stock Exchange under the ticker symbol “DIASH02”.

Secured Term Loans:
Under the

secured term

loans outstanding

as of

December 31,

2023,
33

vessels of

the Company’s

fleet
are

mortgaged

with

first

preferred

or

priority

ship

mortgages,

having

an

aggregate

carrying

value

of
$ 699,014
.

Additional

securities

required

by

the

banks

include

first

priority

assignment

of

all

earnings,
insurances, first assignment of time charter

contracts that exceed a certain

period, pledge over the shares
of

the

borrowers,

manager’s

undertaking

and

subordination

and

requisition

compensation

and

either

a
corporate

guarantee

by

DSI

(the

“Guarantor”)

or

a

guarantee

by

the

ship

owning

companies

(where
applicable), financial covenants, as well as operating account assignments. The lenders may also require additional

security

in

the

future

in

the

event

the

borrowers

breach

certain

covenants

under

the

loan
agreements.

The

secured

term

loans

generally

include

restrictions

as

to

changes

in

management

and
ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio and minimum liquidity

per vessel owned by the

borrowers, or the Guarantor,

maintained in the bank
accounts of the borrowers, or the Guarantor.

As of December 31, 2023 and 2022, minimum cash

deposits required to be maintained at all times under
the Company’s

loan facilities,

amounted to

$
20,000

and $
21,000
, respectively

and are

included in

restricted
cash, non-current in

the accompanying consolidated

balance sheets. Furthermore,

the secured term

loans
contain

cross

default

provisions

and

additionally

the

Company

is

not

permitted

to

pay

any

dividends
following the occurrence

of an event

of default. In

2023 and 2022

, the weighted

average interest rate

of
the secured term loans was 7.3 % and 3.8%, respectively.
As of December

31, 2023 and

2022, the Company

had the following

agreements with banks,

either as a
borrower or as a guarantor, to guarantee the loans of its subsidiaries:
BNP Paribas (“BNP”):

On December 19, 2014, the Company

drew down $
53,500

under a secured loan
agreement, to

finance part of

the acquisition cost

of the
G. P.

Zafirakis

and the
P.

S. Palios
maturing on
November 30, 2021
. The agreement was refinanced on June 29,

2020, to extend the maturity to
May 19,
2024 . The loan was repayable in equal semi-annual instalments of approximately $ 1,574 and a balloon of
$ 23,596

payable together

with the

last instalment.

The refinanced

loan bore

interest at

LIBOR plus

a margin
of 2.5
%.

On July 16, 2018, the Company drew down $ 75,000

under a secured loan agreement with BNP. The loan
was

repayable

in

consecutive

quarterly

instalments

of

$
1,562.5

and

a

balloon

instalment

of

$
43,750
payable together with the last instalment on July 17, 2023 . The loan bore interest at LIBOR plus a margin of 2.3
%.

In

April 2023,

both loans

were refinanced

through a

new loan

facility with

Danish Ship

Finance and

the
outstanding balance of both loans, amounting to

$
75,193

was prepaid in full and the Company

recorded a
loss on debt extinguishment amounting to $ 107 .
Nordea Bank AB,

London Branch (“Nordea”):

On March

19, 2015, the

Company drew down

$
93,080
under a secured

loan agreement,

maturing on
March 19, 2021
. The loan agreement

was amended on

May
7, 2020,

and supplemented

on July

29, 2021,

with an

additional borrowing

of $
460
. In

July 2022

and in

February 2023, the Company prepaid an amount of $ 4,786

and $
8,134 , respectively, following the sale of
vessels. On June 20, 2023,

the Company entered into a

new loan agreement with Nordea

to refinance the
outstanding

balance of

the

existing

loan

amounting to

$
20,934
.

On

June

27,

2023,

the

Company

drew
down

$
22,500

and

prepaid

in

full

the

outstanding

balance

of

$
20,934

and

recorded

a

loss

on

debt
extinguishment

amounting to

$
220
.

The

new

loan

is

repayable

in
twenty

equal
quarterly

instalments of
$ 1,125

and bears interest at term SOFR plus a margin of
2.25%. The loan matures on June 27, 2028 .
On September

30, 2022,

the Company

entered into

a $
200

million loan

agreement to

finance the

acquisition
price of

9 Ultramax

vessels. The

Company drew

down $
197,236

under the

loan, in

tranches for

each vessel
on their

delivery to

the Company

but prepaid

$
21,937

in December

2022 due

to a

vessel sale

and leaseback
transaction. The loan is repayable in equal quarterly

instalments of an aggregate amount of

$
3,719 , and a
balloon of $ 100,912

payable together with

the last instalment

on
October 11, 2027
. The loan

bears interest
at term

SOFR plus

a margin

of
2.25
%. Loan

fees amounted

to $
2,069

presented as

contra to

debt and
commitment fees amounted to $ 191 , included in interest expense and finance costs in the accompanying
2022 consolidated statement of income.

ABN AMRO Bank N.V., or ABN:

On May 22, 2020, the Company signed a term loan facility with ABN, in the

amount

of

$
52,885

to

combine

two

loans

outstanding

with

ABN.

Tranche

A

was

repayable

in
consecutive quarterly

instalments of $
800

each and a balloon instalment of

$
9,000

payable together with
the last instalment on June 28, 2024
. The tranche bore

interest at LIBOR plus

a margin of
2.25%. Tranche
B was repayable in equal consecutive quarterly

instalments of about $
994

each and a balloon of $
13,391
payable together with

the last

instalment on
June 28, 2024
, and

bore interest at

LIBOR plus a

margin of
2.4
%.

On May 20,

2021, the Company, drew

down $
91,000

under a secured

sustainability linked

loan facility with
ABN AMRO Bank N.V,

dated May 14, 2021, which was used

to refinance existing loans. In August 2022,
the Company prepaid

$
30,791

due to vessel

sale and leaseback

transactions and since

then, the loan

was
repayable

in
quarterly

instalments

of

$
1,980

and

a

balloon

of

$
13,553

payable

together

with

the

last
instalment, on May 20, 2026
. The loan

bore interest at

LIBOR plus a margin

of
2.15
% per annum,

which
could

be

adjusted

annually

by

maximum
10

basis

points

upwards

or

downwards,

subject

to

the
performance under certain sustainability KPIs.
On June 26,

2023, the Company prepaid

in full both

loans amounting to $
68,677 , which were refinanced
under

a

new

loan

agreement

with

DNB

Bank

ASA

and

the

Company

recorded

a

loss

on

debt
extinguishment amounting to $ 237 .
Export-Import Bank of China:

On January 4,

2017, the Company drew

down $
57,240

under a secured
loan

agreement,

which

is

repayable

in

equal
quarterly

instalments

of

$
954
,

each,

until

its

maturity

on
January 4, 2032

and bears interest at term SOFR plus a margin of
2.45%.
DNB Bank

ASA or

DNB:

On March

14, 2019,

the Company

drew down

$
19,000

under a

secured loan
agreement,

which

is

repayable

in

consecutive
quarterly

instalments

of

$
477.3

and

a

balloon

of

$
9,454
payable together

with the

last instalment

on
March 14, 2024
. The

loan bore

interest at

LIBOR plus

a margin
of 2.4
%. On March 14, 2023,

the outstanding balance of

the loan amounting to $
11,841

was prepaid in full
and the Company recorded a loss on debt extinguishment amounting to $
25 .
On June 26,

2023, the Company

entered into a

$
100,000

loan agreement which was

drawn on June

27,
2023,

to

refinance

the

outstanding

balance

of

the

ABN

loans

mentioned

above

and

for

working

capital
purposes. The loan is repayable

in
26

equal
quarterly

instalments of $
3,846

until
December 27, 2029 , and
bears term SOFR plus

a margin of
2.2
%, subject to sustainability

margin adjustment. Additionally, the loan
is subject to

a margin reset,

according to which

the borrowers and

the lenders will

enter into discussions
to agree

on a

new margin.

Unless the

parties agree

on a

new margin,

the loan

will be

mandatorily repayable
on June 27,

2027. As part

of the loan

agreement, on July

6, 2023, the

Company entered into

an interest
rate

swap

with

DNB

for

a

notional

amount

of

$
30,000
,

being
30
%

of

the

loan

amount

and

quarterly
amortization

of

$
1,154
.

Under

the

interest

rate

swap,

the

Company

pays

a

fixed

rate

of
4.268
%

and
receives floating under

term SOFR, has

a trade date

on June 27,

2023, and termination

date on December
27, 2029, and also has a mandatory break on June 27, 2027, the margin reset date of the loan, according
to which the swap will be terminated

if the loan is prepaid. As of

December 31, 2023, the fair value of the
interest

rate

swap

amounted

to

$
439

and

is

separately

presented

in

current

assets

and

non-current
liabilities,

amounting

to

$
129

and

$
568

respectively,

in

the

2023

accompanying

consolidated

balance
sheet. Loss

from the

interest rate

swap amounted

to $
439

and is

separately presented

as loss

on derivative
instruments in the 2023 consolidated statement of income.
Danish Ship

Finance A/S

or Danish:

On April

12,

2023, the

Company signed

a term

loan facility

with
Danish, for

$
100,000

to refinance

the outstanding

balance of

the Company’s

loans with

DNB Bank

ASA
and

BNP,

mentioned

above

and

working

capital.

On

April

18

and

19,

2023,

the

Company

drew

down
$ 100,000

which

is

repayable

in
twenty

equal

consecutive
quarterly

instalments

of

$
3,301

each

and

a
balloon of $ 33,972

payable together with the last instalment

on April 19, 2028, and

bears interest at term
SOFR plus a margin of 2.2
%.

As of December 31, 2023 and 2022, the Company was in compliance with all of its loan covenants.
As of December 31, 2023, the maturities of

the Company’s bond and debt facilities throughout their term, are shown in the table below and do not include the related

debt issuance costs.

Period Principal Repayment
Year 1 $ 51,783
Year 2 51,783
Year 3 170,883
Year 4 152,696
Year 5 62,026
Year 6 and

thereafter
27,786
Total $ 516,957